United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/16

Date of Reporting Period: Quarter ended 05/31/16

Item 1. Schedule of Investments

Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
May 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—52.2%
		Basic Industry - Chemicals—0.1%
$50,000		RPM International, Inc., 6.50%, 2/15/2018	$53,467
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	110,943
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	11,607
		TOTAL	176,017
		Basic Industry - Metals & Mining—2.7%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,032,500
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	815,419
75,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	74,813
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	200,000
710,000		AngloGold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	693,279
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	56,345
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	49,434
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	996,921
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,198,218
850,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	856,172
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	976,480
		TOTAL	6,949,581
		Basic Industry - Paper—0.5%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,374,812
		Capital Goods - Aerospace & Defense—0.8%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	925,206
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,817
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	25,900
1,000,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	1,037,170
		TOTAL	2,014,093
		Capital Goods - Building Materials—0.3%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	720,312
		Capital Goods - Diversified Manufacturing—1.2%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	16,089
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,071
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	101,145
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	162,967
1,250,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,252,206
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	253,086
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	55,344
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	1,024,917
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	75,144
		TOTAL	2,951,969
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	57,033
		Capital Goods - Packaging—0.2%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	513,861
		Communications - Cable & Satellite—0.7%
180,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 3.579%, 7/23/2020	185,779

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	$1,610,027
		TOTAL	1,795,806
		Communications - Media & Entertainment—1.0%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	209,926
400,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	402,689
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	970,592
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	137,902
70,000		Viacom, Inc., 2.50%, 9/1/2018	70,811
725,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	723,337
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	109,034
		TOTAL	2,624,291
		Communications - Telecom Wireless—1.1%
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	207,321
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	831,424
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	575,723
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,139,048
		TOTAL	2,753,516
		Communications - Telecom Wirelines—1.8%
2,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.75%, 1/15/2018	2,007,064
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	63,225
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	105,172
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	997,524
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,049,440
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	514,424
		TOTAL	4,736,849
		Consumer Cyclical - Automotive—2.6%
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	150,746
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	252,667
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,260,866
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	507,112
2,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	2,007,638
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	505,106
775,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	779,798
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	254,528
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,034,432
		TOTAL	6,752,893
		Consumer Cyclical - Lodging—0.5%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,208,520
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	76,574
		TOTAL	1,285,094
		Consumer Cyclical - Retailers—0.8%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	523,092
320,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	319,069
1,250,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,286,486
		TOTAL	2,128,647
		Consumer Cyclical - Services—1.2%
1,250,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	1,253,510
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	554,044

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$1,250,000		Visa, Inc., Sr. Unsecd. Note, 2.20%, 12/14/2020	$1,271,010
		TOTAL	3,078,564
		Consumer Non-Cyclical - Food/Beverage—1.0%
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	317,816
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	989,731
150,000	[1,2]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	160,970
10,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.80%, 9/1/2016	10,030
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	655,743
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	522,530
		TOTAL	2,656,820
		Consumer Non-Cyclical - Health Care—1.5%
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	758,474
225,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.675%, 12/15/2019	229,803
1,300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,467,752
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	146,376
1,275,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,292,715
		TOTAL	3,895,120
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
1,250,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,262,456
730,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	752,196
1,250,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	1,280,211
		TOTAL	3,294,863
		Consumer Non-Cyclical - Products—0.2%
420,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	431,024
		Consumer Non-Cyclical - Supermarkets—0.8%
2,000,000		Kroger Co., 2.20%, 1/15/2017	2,013,658
100,000		Kroger Co., Note, 6.80%, 12/15/2018	112,410
		TOTAL	2,126,068
		Consumer Non-Cyclical - Tobacco—0.3%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	18,468
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	54,296
673,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	701,939
		TOTAL	774,703
		Energy - Independent—1.0%
1,000,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 4.85%, 3/15/2021	1,037,339
935,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	918,736
70,000		Devon Energy Corp., 6.30%, 1/15/2019	73,938
500,000		Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	456,118
		TOTAL	2,486,131
		Energy - Integrated—2.0%
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,067,348
600,000		Husky Energy, Inc., 4.00%, 4/15/2024	598,096
450,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	454,959
2,000,000		Murphy Oil Corp., 2.50%, 12/1/2017	1,989,926
750,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	664,687
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	99,650
125,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	122,969
		TOTAL	4,997,635

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—0.8%
$725,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.30%, 6/1/2020	$727,907
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	286,738
1,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	1,015,398
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	53,229
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	54,937
		TOTAL	2,138,209
		Energy - Oil Field Services—1.3%
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	251,358
1,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	870,660
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	256,816
1,250,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	1,282,285
665,000		Weatherford International Ltd., 6.00%, 3/15/2018	658,350
		TOTAL	3,319,469
		Energy - Refining—0.2%
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	324,729
200,000		Valero Energy Corp., 9.375%, 3/15/2019	236,641
		TOTAL	561,370
		Financial Institution - Banking—11.1%
143,000		American Express Co., 2.65%, 12/2/2022	143,846
930,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	934,910
2,000,000		BB&T Corp., Series MTN, 1.60%, 8/15/2017	2,007,222
335,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	340,943
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,004,090
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	577,038
2,000,000		Bank of New York Mellon Corp., Series MTN, 2.40%, 1/17/2017	2,016,534
2,000,000		Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	2,005,332
250,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	250,612
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,204,612
300,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	302,875
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	55,811
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	417,533
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series MTN, 2.55%, 5/13/2021	249,826
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	111,786
600,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	597,578
1,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	1,000,059
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	518,687
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	279,973
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,290,940
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,000,059
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,170,192
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	351,064
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	254,021
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	205,384
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,318,966
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	112,140
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	730,308
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	253,581
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,037,651
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,512,432

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	$1,202,525
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	516,528
1,000,000		PNC Bank National Association, Series MTN, 2.15%, 4/29/2021	1,003,251
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	710,484
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	1,503,555
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	386,743
		TOTAL	28,579,091
		Financial Institution - Broker/Asset Mgr/Exchange—0.7%
725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	751,972
925,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	940,436
		TOTAL	1,692,408
		Financial Institution - Finance Companies—0.8%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	419,475
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,247,570
405,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	413,058
		TOTAL	2,080,103
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	80,870
		Financial Institution - Insurance - Life—1.6%
500,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	529,097
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,185,356
1,000,000	[1,2]	Mass Mutual Global Funding II, Series 144A, 2.00%, 4/15/2021	1,001,078
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	166,967
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	998,089
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	215,913
		TOTAL	4,096,500
		Financial Institution - Insurance - P&C—1.7%
800,000		ACE INA Holdings, Inc., 2.30%, 11/3/2020	814,274
720,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	733,414
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	402,253
50,000		Chubb Ltd., Sr. Note, 5.75%, 5/15/2018	54,198
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,030,523
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	818,520
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	524,229
		TOTAL	4,377,411
		Financial Institution - REIT - Healthcare—0.3%
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	157,536
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	695,055
		TOTAL	852,591
		Financial Institution - REIT - Office—0.1%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	265,291
		Financial Institution - REIT - Other—0.4%
115,000		Liberty Property LP, 6.625%, 10/1/2017	122,081
600,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	627,406
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	303,322
		TOTAL	1,052,809
		Financial Institution - REIT - Retail—0.5%
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,067,758
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	195,663

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	$108,578
		TOTAL	1,371,999
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	523,873
		Technology—3.6%
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,015,537
500,000		BMC Software, Inc., 7.25%, 6/1/2018	465,000
490,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	500,838
630,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	628,634
255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	253,808
1,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 2.85%, 10/15/2018	1,016,984
1,000,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.85%, 10/5/2018	1,017,868
1,000,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	999,612
1,300,000		Microsoft Corporation, 1.85%, 2/12/2020	1,320,980
1,250,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,240,605
720,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	747,247
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	156,121
		TOTAL	9,363,234
		Transportation - Railroads—0.1%
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	193,798
		Transportation - Services—1.0%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	42,543
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	504,677
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	151,628
1,500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,493,296
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	303,341
		TOTAL	2,495,485
		Utility - Electric—3.3%
870,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	883,662
605,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	601,092
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	20,258
710,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	720,771
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	788,708
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	258,414
100,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	107,406
9,600	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	9,796
440,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	444,627
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	255,560
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,679
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	488,669
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	135,603
1,130,000		Southern Co., Sr. Unsecd. Note, 2.95%, 7/1/2023	1,143,590
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,095,587
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	317,388
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,274,534
		TOTAL	8,556,344
		Utility - Natural Gas—0.9%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	117,505
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	604,445

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	$41,230
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,119,443
250,000		Sempra Energy, Sr. Unsecd. Note, 2.85%, 11/15/2020	255,891
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	90,267
		TOTAL	2,228,781
		TOTAL CORPORATE BONDS (IDENTIFIED COST $132,584,708)	134,405,338
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.6%
		Commercial Mortgage—2.5%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,328,146
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	430,539
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	192,338
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.965%, 6/10/2046	785,156
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,080,166
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	475,552
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	756,902
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	206,589
69,794	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	72,155
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	323,770
		TOTAL	6,651,313
		Government Agency—0.1%
133,650		Federal Home Loan Mortgage Corp. REMIC 33897, Class FC, 1.0344%, 12/15/2037	134,358
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,670,255)	6,785,671
		MORTGAGE-BACKED SECURITIES—2.7%
		Federal National Mortgage Association—2.7%
4,030,485		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	4,327,335
2,426,055		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	2,542,159
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,734,469)	6,869,494
		U.S. TREASURIES—24.5%
2,033,460		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,059,169
500,000		United States Treasury Note, 0.875%, 4/30/2017	500,729
7,500,000		United States Treasury Note, 1.00%, 3/15/2019	7,496,818
15,000,000		United States Treasury Note, 1.125%, 2/28/2021	14,833,985
8,000,000		United States Treasury Note, 1.25%, 3/31/2021	7,951,354
3,250,000		United States Treasury Note, 1.375%, 3/31/2020	3,267,831
7,500,000		United States Treasury Note, 1.375%, 8/31/2020	7,519,433
13,500,000		United States Treasury Note, 1.625%, 12/31/2019	13,713,508
3,000,000		United States Treasury Note, 2.00%, 2/28/2021	3,085,937
2,500,000	[3]	United States Treasury Note, 2.125%, 6/30/2022	2,579,883
		TOTAL U.S. TREASURIES (IDENTIFIED COST $62,852,538)	63,008,647
		INVESTMENT COMPANIES—17.2%[4]
74,640		Emerging Markets Fixed Income Core Fund	2,681,663
523,190		Federated Bank Loan Core Fund	5,200,512
9,882,347		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[5]	9,882,347
1,330,241		Federated Mortgage Core Portfolio	13,275,807
822,360		Federated Project and Trade Finance Core Fund	7,664,393

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[4]
940,792	High Yield Bond Portfolio	$5,729,423
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $44,973,137)	44,434,145
	TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $253,815,107)[6]	255,503,295
	OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	2,128,806
	TOTAL NET ASSETS—100%	$257,632,101
At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes, 2-Year Long Futures	25	$5,447,656	September 2016	$1,898
[8]United States Treasury Long Bond, Short Futures	45	$7,349,063	September 2016	$(10,659)
[8]United States Treasury Notes, 10-Year Short Futures	150	$19,453,125	September 2016	$(6,225)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(14,986)
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,130,398 and $32,542,781, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $19,822,868, which represented 7.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2016, these liquid restricted securities amounted to $19,822,868, which represented 7.7% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended May 31, 2016, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 8/31/2015	—	504,172	1,058,264	1,401,248	797,426	3,397,187	7,158,297
Purchases/Additions	74,640	19,018	83,916,593	29,294	24,934	140,010	84,204,489
Sales/Reductions	—	—	(75,092,510)	(100,301)	—	(2,596,405)	(77,789,216)
Balance of Shares Held 5/31/2016	74,640	523,190	9,882,347	1,330,241	822,360	940,792	13,573,570
Value	$2,681,663	$5,200,512	$9,882,347	$13,275,807	$7,664,393	$5,729,423	$44,434,145
Dividend Income	$50,581	$186,392	$12,350	$291,277	$232,815	$829,842	$1,603,257
5	7-day net yield.
6	At May 31, 2016, the cost of investments for federal tax purposes was $253,815,613. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $1,687,682. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,361,812 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,674,130.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$134,405,338	$—	$134,405,338
Collateralized Mortgage Obligations	—	6,785,671	—	6,785,671
Mortgage-Backed Securities	—	6,869,494	—	6,869,494
U.S. Treasuries	—	63,008,647	—	63,008,647
Investment Companies[1]	9,882,347	—	—	44,434,145
TOTAL SECURITIES	$9,882,347	$211,069,150	$—	$255,503,295
Other Financial Instruments[2]
Assets	$1,898	$—	$—	$1,898
Liabilities	(16,884)	—	—	(16,884)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(14,986)	$—	$—	$(14,986)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $34,551,798 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to 24 days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016